Schedule II - Valuation And Qualifying Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts - accounts and notes receivable
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[1]	$ 6	$ 7	$ 11
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[1]	5	0	(3)
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	[1]	0	0	0
Valuation Allowances and Reserves, Deductions	[1]	(5)	(1)	(1)
Ending Balance	[1]	6	6	7
Deferred tax asset valuation allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[2]	118	102	19
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[2]	3	(1)	80
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	[2]	3	17	3
Valuation Allowances and Reserves, Deductions	[2]	0	0	0
Ending Balance	[2]	124	118	102
Price-risk management credit reserves-assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	[1],[3]	1	0
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	[1],[3]	0	0
Valuation Allowances and Reserves, Additions for Charges to Other Accounts	[1],[3]	0	1
Valuation Allowances and Reserves, Deductions	[1],[3]	0	0
Ending Balance	[1],[3]	$ 1	$ 1	$ 0

[1]	Deducted from related assets.
[2]	Deducted from related assets, with a portion included in assets held for sale.
[3]	Included in revenues.